Investments Accounted for Using Equity Method - Investments in Associates (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of associates [Line Items]
Investments in associates	$ 2,326		$ 2,383
The Company’s share of profit	419	$ 14	515	$ 897
Senao Networks, Inc. ("SNI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 704		$ 680
Percentage of ownership in associates	34.00%		34.00%
Percentage of voting rights in associates	34.00%		34.00%
Fair values based on the closing market prices of SNI	$ 2,130		$ 2,537
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 472		$ 467
Percentage of ownership in associates	38.00%		38.00%
Percentage of voting rights in associates	38.00%		38.00%
International Integrated System, Inc. ("IISI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 292		$ 307
Percentage of ownership in associates	32.00%		32.00%
Percentage of voting rights in associates	32.00%		32.00%
Viettel-CHT Co., Ltd. ("Viettel-CHT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 256		$ 275
Percentage of ownership in associates	30.00%		30.00%
Percentage of voting rights in associates	30.00%		30.00%
Taiwan International Standard Electronics Co., Ltd. ("TISE") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 132		$ 142
Percentage of ownership in associates	40.00%		40.00%
Percentage of voting rights in associates	40.00%		40.00%
Skysoft Co., Ltd. ("SKYSOFT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 140		$ 145
Percentage of ownership in associates	30.00%		30.00%
Percentage of voting rights in associates	30.00%		30.00%
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 90		$ 84
Percentage of ownership in associates	26.00%		26.00%
Percentage of voting rights in associates	26.00%		26.00%
So-net Entertainment Taiwan Limited ("So-net") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 104		$ 111
Percentage of ownership in associates	30.00%		30.00%
Percentage of voting rights in associates	30.00%		30.00%
Taiwan International Ports Logistics Corporation ("TIPL") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 50		$ 57
Percentage of ownership in associates	27.00%		27.00%
Percentage of voting rights in associates	27.00%		27.00%
Click Force Co., Ltd. ("CF") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 38		$ 37
Percentage of ownership in associates	49.00%		49.00%
Percentage of voting rights in associates	49.00%		49.00%
Alliance Digital Tech Co., Ltd. ("ADT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 13		$ 32
Percentage of ownership in associates	14.00%		14.00%
Percentage of voting rights in associates	14.00%		14.00%
Dian Zuan Integrating Marketing Co., Ltd. ("DZIM") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 12		$ 22
Percentage of ownership in associates	22.00%		26.00%
Percentage of voting rights in associates	22.00%		26.00%
HopeTech Technologies Limited ("HopeTech") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 23		$ 24
Percentage of ownership in associates	45.00%		45.00%
Percentage of voting rights in associates	45.00%		45.00%
MeWorks LIMITED (HK) ("MeWorks") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 0
Percentage of ownership in associates	20.00%		20.00%
Percentage of voting rights in associates	20.00%		20.00%
Associates [Member]
Disclosure of associates [Line Items]
The Company’s share of profit	$ 420		$ 557	926
The Company’s share of other comprehensive (loss) income	(4)		(47)	(19)
The Company’s share of total comprehensive income	$ 416		$ 510	$ 907